Transactions With Related Parties	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Transactions with Related Parties

4.        Transactions with Related Parties

The following are the major transactions which the Company has entered into with related parties during the years ended December 31, 2020, 2019 and 2018:

In August 2006, Globus entered into a rental agreement for 350 square metres of office space for its operations within a building owned by Cyberonica S.A. (an affiliate of Globus’s chairman). In 2016 the Company renewed the rental agreement at a monthly rate of Euro 10,360 (absolute amount) ($11.9) with a lease period ending January 2, 2025. The Company does not presently own any real estate. During the years ended December 31, 2020, 2019 and 2018, the rent charged amounted to $141, $139 and $147, respectively. The rental expense for the year ended December 31, 2018 was recognised under administrative expenses payable to related parties in the respective income statement component of the consolidated statement of comprehensive loss.

As of January 1, 2019, following the adoption of IFRS 16, the Company identified the rental agreement with Cyberonica S.A. to give rise to a right of use asset and a corresponding liability estimated to approximately $674 (please refer to note 2.22). The depreciation charge for right-of-use asset for the years ended December 31, 2020 and 2019, was approximately $112 for both years and was recognised in the income statement component of the consolidated statement of comprehensive loss under depreciation. The interest expense on lease liabilities for the years ended December 31, 2020 and 2019, was approximately $44 and $51, respectively, and recognised under interest expense and finance costs, respectively in the income statement component of the consolidated statement of comprehensive loss.

As of December 28, 2015, Athanasios Feidakis assumed the position of Chief Executive Officer (“CEO”) and Chief Financial Officer. On August 18, 2016, the Company entered into a consultancy agreement with an affiliated company (Goldenmare Limited) of its CEO, Mr. Athanasios Feidakis, for the purpose of providing consulting services to the Company in connection with the Company’s international shipping and capital raising activities, including but not limited to assisting and advising the Company’s CEO at an annual fee of Euro 200,000 (absolute amount) (approx. $224). On December 3, 2020, the Company agreed to increase the consultancy fees of Goldenmare Limited, from Euro 200,000 to Euro 400,000 (absolute amount) per annum and additionally pay a one-time cash bonus of $1.5 million (absolute amount) to the CEO pursuant to his consultancy agreement. The timing of the payment of the one-time bonus remains at the discretion of the Company. In February 2021 the Company paid the $1.0 million (absolute amount) of the $1.5 million (absolute amount) to Goldenmare Limited. The related expense for the years ended December 31, 2020, 2019 and 2018, amounted to approx. $1,772, $224 and $235, respectively.

On June 12, 2020, the Company entered into a stock purchase agreement and issued 50 newly-designated Series B Preferred Shares, par value $0.001 per share, to Goldenmare Limited, an affiliated company of its CEO, Athanasios Feidakis, in return for $150, which amount was settled by reducing, on a dollar for dollar basis, the amount payable by the Company to Goldenmare Limited pursuant to a consultancy agreement. On July 27, 2020, the Company issued an additional 250 of its Series B preferred shares to Goldenmare Limited in return for $150. The $150 was settled by reducing, on a dollar for dollar basis, the amount payable by the Company to Goldenmare Limited pursuant to a consultancy agreement. The issuance of the Series B preferred shares to Goldenmare Limited were approved by an independent committee of the Company’s Board of Directors, which received fairness opinions from an independent financial advisor.

As of December 31, 2020, Goldenmare Limited owns 300 of the Company’s Series B preferred shares. Each Series B preferred share has 25,000 votes, provided that no holder of Series B preferred shares may exercise voting rights pursuant to Series B preferred shares that would result in the aggregate voting power of the beneficial owner of any such holder of Series B preferred shares, together with its affiliates, exceeding 49.99% of the total number of votes eligible to be cast on any matter submitted to a vote of shareholders. Except as otherwise provided by applicable law, holders of the Company’s Series B preferred shares and the Company’s common shares vote together as a single class on all matters submitted to a vote of shareholders, including the election of directors. Athanasios Feidakis has substantial control of the Company’s voting rights and influence over the Company’s management and affairs and over matters requiring shareholder approval, including the election of directors and significant corporate transactions, through his ability to direct the vote of such Series B preferred shares.

As at December 31, 2019 and 2020, Mr. George Feidakis beneficially owned 24% and 0.4%, respectively of Globus’ shares. Mr. George Feidakis (father of Mr. Athanasios Feidakis) is also the chairman of the Board of Directors of Globus.

In November 2018, Globus entered into a credit facility for up to $15,000 with Firment Shipping Inc., an affiliate of the Company’s chairman, for the purpose of financing its general working capital needs (“Firment Shipping Credit Facility”). The Firment Shipping Credit Facility is unsecured and remains available until its final maturity date at April 1, 2021, as amended (Note 22). The Company has the right to draw-down any amount up to $15,000 or prepay any amount in multiples of $100. Any prepaid amount could be re-borrowed in accordance with the terms of the facility. Interest on drawn and outstanding amounts is charged at 7% per annum and no commitment fee is charged on the amounts remaining available and undrawn. Interest is payable the last day of a period of three months after the Draw-down Date, after this period in case of failure to pay any sum due, a default interest of 2% per annum above the regular interest is charged. Globus also has the right, in its sole option, to convert in whole or in part the outstanding unpaid principal amount and accrued but unpaid interest under the Firment Shipping Credit Facility into common stock. The conversion price shall equal the higher of (i) the average of the daily dollar volume-weighted average sale price for the common stock on the principal market on any trading day during the period beginning at 9.30 a.m. New York City time and ending at 4.00 p.m. (“VWAP”) over the pricing period multiplied by 80%, where the “Pricing Period” equals the ten consecutive trading days immediately preceding the date on which the conversion notice was executed or, (ii) Two Hundred Eighty US Dollars ($280.00).

On April 23, 2019, the Company converted to share capital, as per the conversion clause included in the Firment Shipping Credit Facility the outstanding principal amount of $3,100 plus the accrued interest of $70 at a conversion price of $280 per share and issued 11,322 new common shares to Firment Shipping Inc. This conversion resulted to a gain of approximately $117, which was classified under “gain on derivative financial instruments” in the income statement component of the consolidated statement of comprehensive loss.

For the year ended December 31, 2020, the Company recognized a loss on this derivative financial instrument amounting to $189 and for the year ended December 31, 2019, a gain on this derivative financial instrument amounting to $135, which were classified under “gain/(loss) on derivative financial instruments” in the income statements component of the consolidated statement of comprehensive loss.

On July 27, 2020, the Company repaid the total outstanding principal and interest of the Firment Shipping Credit Facility amounting to $863. Furthermore, the Company recognized a gain on this derivative financial instrument amounting to $220, which was classified under “gain/(loss) on derivative financial instruments” in the income statement component of the consolidated statement of comprehensive loss.

As of December 31, 2020 and 2019, the amount drawn and outstanding with respect to the Firment Shipping Credit Facility was $nil and $800, respectively and was classified under long-term borrowings, net of the current portion and the fair value of the derivative component in the consolidated statement of financial position (see Note 11). For the year ended December 31, 2020 and 2019, Globus recognised interest expense of $26 and $96, respectively classified in the income statement component of the consolidated statements of comprehensive loss under interest expense and finance costs.

On May 8, 2020 the Company entered into an Amended and Restated Agreement with Firment Shipping Inc. and converted the existing Revolving Credit Facility to a Term Credit Facility, increased the available undrawn amount to $14.2 million and extended the maturity date to October 31, 2021. As of December 31, 2020, and 2019, there was an amount of $14,200 and $11,100, respectively, available to be drawn under the Firment Shipping Credit Facility.

The Firment Shipping Credit Facility requires that Athanasios Feidakis remain the Company’s Chief Executive Officer and that Firment Shipping Inc. maintains at least a 40% shareholding in Globus, other than due to actions taken by Firment Shipping Inc., such as sales of shares. The Company received waivers from Firment in relation to the equity offerings completed during the year ended December 31, 2020 (Note 11).

As of December 31, 2020, and 2019, the Company was in compliance with the loan covenants of the Firment Shipping Credit Facility.

Compensation of Key Management Personnel of the Company:

Compensation to Globus non-executive directors is analysed as follows:

	For the year ended December 31,
	2020	2019	2018
Directors’ remuneration	143	147	145
Share-based payments	40	40	40
Total	183	187	185

As of December 31, 2020, and 2019, $80 and $318 of the compensation to non-executive directors was remaining due and unpaid, respectively. Amounts payable to non-executive directors are classified as trade accounts payable in the consolidated statements of financial position.

Compensation to the Company’s executive director is analysed as follows:

	For the year ended December 31,
	2020	2019	2018
Short-term employee benefits	1,772	224	235
Total	1,772	224	235

As of December 31, 2020, and 2019, $1,739 and $556 of the compensation to the executive director was remaining due and unpaid, respectively.